Income Tax (Details) - Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss) [Abstract]
Income/(loss) before income taxes	¥ (406,980)	¥ (215,461)	¥ 67,899
Computed expected tax expense/(benefit)	(86,039)	(53,809)	16,975
Increase/(decrease) in income taxes resulting from:
Non-taxable income		(816)
Non-taxable income due to disposal of subsidiaries		(2,440)
Non-deductible expenses	6,463	25,099	1,766
Additional deduction for research and development expenses	(6,554)	(2,353)	(283)
Preferential tax rate	4,727	11,370	166
Tax loss expired	12,128	6,271	1,619
EIT true-up difference		478
Tax rate differential on deferred tax items		31	5,152
Change in valuation allowance	75,078	25,457	(10,355)
Others		320	(586)
Total	¥ 5,803	¥ 9,608	¥ 14,454